INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 265,859	$ 38,668	¥ 264,764
Accumulated amortization	(50,897)	(7,403)	(21,503)
Intangible assets, net	214,962	31,265	243,261
Finite-Lived Intangible Assets, Gross	265,859	38,668	264,764
Finite-Lived Intangible Assets, Accumulated Amortization	(50,897)	(7,403)	(21,503)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	25,726	3,742	24,639
Accumulated amortization	(13,585)	(1,976)	(8,058)
Finite-Lived Intangible Assets, Gross	25,726	3,742	24,639
Finite-Lived Intangible Assets, Accumulated Amortization	(13,585)	(1,976)	(8,058)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	151,177	21,988	151,177
Accumulated amortization	(22,730)	(3,306)	(7,693)
Finite-Lived Intangible Assets, Gross	151,177	21,988	151,177
Finite-Lived Intangible Assets, Accumulated Amortization	(22,730)	(3,306)	(7,693)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,907	423	2,907
Accumulated amortization	(2,034)	(296)	(1,808)
Finite-Lived Intangible Assets, Gross	2,907	423	2,907
Finite-Lived Intangible Assets, Accumulated Amortization	(2,034)	(296)	(1,808)
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	86,049	12,515	86,041
Accumulated amortization	(12,548)	(1,825)	(3,944)
Finite-Lived Intangible Assets, Gross	86,049	12,515	86,041
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (12,548)	$ (1,825)	¥ (3,944)